Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities:
Net Income (Loss)		$ 38,129		$ (44,893)		$ (178,376)		$ (411,438)
Adjustments to reconcile net income (loss) to cash flows used in operating activities
Stock-based compensation		3,509		5,328		11,574		55,904
Impairment expense						0		76,889
Goodwill impairment						0		58,251
Depreciation		1,102		778		4,069		10,368
Amortization of intangible assets		557		567		2,247		2,960
Inventory write-downs						0		18,828
Non-cash lease expense		847		910		3,380		3,467
Discount accretion on Original Note						4,448		0
(Gain) loss on change in fair value of contingent consideration		0		(2,765)		(23,900)		20,200
Gain on settlement of contingent consideration						(316)		0
Loss on extinguishment of debt						28,873		0
Gain on change in fair value of Convertible Notes	[1]	(47,270)		0
Loss on change in fair value of Convertible Notes	[2]					21,960		0
(Gain) Loss on change in fair value of warrant liabilities		(15,007)	[1],[3],[4]	0	[1],[3],[4]	6,529	[5],[6]	0	[5],[6]
Compensation for excess of fair value of convertible notes over Founder's contributions	[7]					5,571
Accretion (Amortization) of marketable securities purchased at a premium (discount)		0		(452)		(716)		(421)
Loss on marketable securities						5		24
Trade accounts receivable		(528)		(1,471)		3,881		(3,511)
Inventories		(1,457)		(337)		(11,232)		(17,093)
Prepaid and other current assets		442		(1,387)		4,315		538
Other non-current assets		0		(171)		(100)		(980)
Accounts payable		623		7,043		5,347		(4,186)
Lease liabilities		(776)		(818)		(2,992)		(3,233)
Accrued expenses and other current liabilities		(2,010)		868		(4,379)		(3,971)
Contract liabilities		9,246		0		16,229		0
Other non-current liabilities		0		801		315		21,966
Net cash used in operating activities		(12,593)		(35,999)		(103,268)		(175,438)
Cash flows from investing activities:
Acquisition of trademark						0		(850)
Purchases of marketable securities						0		(157,837)
Proceeds from sales of marketable securities		0		23,750		8,984		7,700
Proceeds from maturities of marketable securities						61,010		81,251
Purchases of property, plant and equipment		(33)		(5,031)		(8,874)		(47,623)
Net cash provided by investing activities		(33)		18,719		61,120		(117,359)
Cash flows from financing activities:
Proceeds from issuance of Original Note, net of discount						12,125		0
Repayments of Original Note						(4,500)		0
Third-party issuance costs related to Original Note						(1,355)		0
Proceeds from issuance of Bridge Financing						4,475		0
Proceeds from issuance of Founders Notes						3,000		0
Proceeds from issuance of convertible notes		11,961		0
Proceeds from issuance of warrants to purchase common stock						962		0
Proceeds from issuance of warrants		2,234		0
Proceeds from issuance of common stock under equity award and purchase plans		107		441		727		1,434
Payment of contingent consideration related to acquisitions						(2,551)		0
Issuance of Class A common stock, net of costs - ATM						1,070		0
Net cash provided by financing activities		14,302		441		13,953		1,434
Net increase (decrease) in cash and cash equivalents		1,676		(16,839)		(28,195)		(291,363)
Cash and cash equivalents and restricted cash at beginning of period		5,449		33,644		33,644		325,007
Cash and cash equivalents and restricted cash at end of period		7,125		16,805		5,449		33,644
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for operating leases liabilities						1,313		0
Assets acquired included in accounts payable, accrued expenses and other current liabilities		$ 249		$ 1,262		1,129		1,893
Warrants to purchase common stock in conjunction with issuance of Original Note						(6,005)		0
Warrants to purchase common stock in conjunction with issuance of Senior Secured Convertible Notes						5,070		0
Issuance of Class A common stock upon settlement of contingent consideration						7,133		0
Supplemental disclosures of cash flow information:
Cash paid for interest and penalties on Original Notes						$ 774		$ 15

[1]	Refer to the Condensed Consolidated Statements of Operations for descriptions of related party transactions.
[2]	Warrants to purchase common stock includes Company Warrants issued to our CEO and our CTO in conjunction with the Convertible Notes issued November 21, 2023. As of December 31, 2023, the fair value of these Company Warrants was $1.8 million and $0.9 million, respectively. The Company incurred losses on change in fair value of Company Warrants held by the CEO and CTO of $0.6 million and $0.3 million, respectively.
[3]	The Company recognized a gain of $3.6 million during the three months ended March 31, 2024 related to changes in fair value of Company Warrants held by an affiliate of a director.
[4]	The Company recognized gains on change in fair value of Company Warrants held by the CEO and CTO of $1.4 million and $0.7 million, respectively, during the three months ended March 31, 2024.
[5]	The CEO and CTO hold Convertible Notes whose fair values were $7.1 million and $3.6 million, respectively as of December 31, 2023. The Company incurred losses on changes in fair value of the Convertible Notes held by the CEO and CTO of $2.5 million and $1.2 million respectively.
[6]	The Company incurred losses on change in fair value of Company Warrants held by the CEO and CTO of $0.6 million and $0.3 million, respectively.
[7]	The Company recognized compensation expense of $3.7 million and $1.9 million representing the excess of the fair value of the Convertible Notes and Company Warrants issued to our CEO and CTO, respectively, over the cash consideration paid for the Convertible Notes and Company Warrants.